UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-21072

Exact name of registrant
    as specified in charter:            World Insurance Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                December 31

Date of reporting period:               December 31


Item #1.  Reports to Stockholders.

Dear Shareholder:

For 2008, the CSI Equity portfolio declined 31.8% for the year, inclusive of all fund expenses. That favorably compares with the S&P 500 Index decline of 38.5%.

The CSI Equity Fund performance this year was due in part to the outstanding operating results of a handful of its domestic equity holdings. Companies such as Johnson & Johnson, Proctor & Gamble, and Abbott Labs turned in strong earnings results, which contributed to the portfolio's performance. However, the most impressive contribution to performance came from the Wm. Wrigley Jr. Company. Wrigley was acquired by candy giant Mars, Inc. with financial help from legendary investor Warren Buffett. While we were disappointed to see Mars and Buffett take the company private, it turns out that any sale in the current market environment has been a welcomed source of liquidity.

CSI has long followed an investment discipline to purchase shares at reasonable prices - companies that we feel have increasing earnings, good balance sheets, and stable growth prospects. During 2008, CSI initiated positions in companies like Honeywell International, Kraft Foods, Encana and Unilever. As has been the case in several prior years, a small number of the portfolio companies disappointed us with a tough year of operating results. When this happens, CSI tries to work quickly to address the position. This year, one such position was Wachovia, which was removed from the portfolio well ahead of its ultimate decline. Wachovia's operating results continued to suffer until it was taken over as loan losses and bad debt hurt the bottom line.

We have just lived through the worst financial year since the 1930s. Essentially, no part of the world and no investment sector were immune. The financial services industry that was responsible for causing much of the decline through its use of high risk, poor quality investments - all maintained with borrowed funds - led the way down. Citigroup (-78%), Morgan Stanley (-70%), Goldman Sachs (-61%), and UBS (-70%) were not even the worst performers. Merrill Lynch and Bear Stearns were forced to sell out through emergency takeovers and Lehman went bankrupt. The auto industry saw General Motors decline by 87% and Ford by 64%.

The Standard & Poor's 500 Index declined by about 39% (the most since 1937), but the international markets performed even worse. The MSCI World Index was down 44%, the Indian market declined by approximately 53%, the Russian market by approximately 70%, the Irish market by approximately 68%, the Chinese market by approximately 65%, and the market in Iceland by 92%. A leading commodities index fell 36% in 2008, and a leading index for publicly traded real estate investment trusts declined by 37%. Oil, after rising to $150 a barrel, declined to $45 per barrel, for a 53% decline on the year.

To make matters worse for investors, in an effort to protect borrowers who had overextended themselves, the government has declared war on savers by constantly lowering interest rates. The three-month U.S. Treasury bill, which was paying approximately 3.5% in December 2007, declined to .01% by the end of 2008.

In the near term, it is impossible to predict when the markets will stabilize and the daily headlines will improve. The result has been a flight to safety into U.S. Treasury bonds and the U.S. dollar, and blue chip U.S. and global multinational equities. From current levels, the Fund's diversified holdings have excellent prospects for continued gains in the years ahead.The portfolio is well positioned to benefit when economic growth rebounds, and we are confident that its high-quality nature provides a downside defense in these tumultuous times.

Leland Faust

Portfolio Manager

   COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY PORTFOLIO VS. LIPPER GLOBAL
                     LARGE CAP CORE INDEX AND S&P 500 INDEX



                      [ CLASS A SALES LOAD CHART Graphic ]


                                                 9/20/02         12/31/02        12/31/03        12/31/04      12/31/05     12/31/06
CSI Equity Portfolio                             10,000           9,930          12,440          13,760        14,430       17,020
Lipper Global Large Cap Core Index               10,000          10,270          13,020          14,420        15,530       18,640
S&P 500                                          10,000          10,410          13,150          14,360        14,770       16,780


        Past performance is not predictive of future performance.

                                                 12/31/07        12/31/08
CSI Equity Portfolio                             18,690          12,614
Lipper Global Large Cap Core Index               20,720          12,605
S&P 500                                          17,370          10,684


        Past performance is not predictive of future performance.



                                                                                      TOTAL RETURN
                                                                                    --------------       AVERAGE ANNUAL RETURN


                                                                                          ONE YEAR       FIVE YEARS           SINCE
                                                                                             ENDED            ENDED       INCEPTION
                                                                                        12/31/2008       12/31/2008    9/20/2002 TO
                                                                                                                         12/31/2008
                                                                                    --------------   --------------  --------------
CSI EQUITY PORTFOLIO                                                                       -31.75%            0.27%           3.75%
LIPPER GLOBAL LARGE CAP CORE                                                               -39.14%           -0.63%           3.76%
S&P 500                                                                                    -38.49%           -4.07%           1.06%

**The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Past performance is not predictive of future performance.


*The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside the United States and that may own U.S. securities as well.

Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

CSI EQUITY PORTFOLIO

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value       July 1, 2008 through
                                                          July 1, 2008              December 31, 2008          December 31, 2008

Actual                                                            $ 1,000.00                    $ 735.52                    $ 5.45
Hypothetical (5% return before expenses)                          $ 1,000.00                    $ 1,018.75                  $ 6.34

*- Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.



                              CSI EQUITY PORTFOLIO
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                            AS OF DECEMBER 31, 2008


                         [ PORTFOLIO HOLDINGS Graphic ]

Banking                                 6.09%
Beverages                               2.10%
Computer and Peripherals                2.02%
Computer Software/Services              6.33%
Drug & Medical                         10.84%
Electronics/Equipment                   4.13%
Financial                               4.06%
Food                                    6.33%
Household                               4.08%
Manufacturing                          10.39%
Materials                               2.00%
Multi-Media                             2.01%
Oil                                    14.36%
Retail                                  4.09%
Telecommunications                      6.00%
Transportation                          4.21%
Utilities                               4.42%

                              CSI EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             93.46%

                BANKING:                                                                                    6.09%
   13,000       DBS Group Holdings ADR                                                                                    $ 349,050
    6,700       HSBC Holdings ADR                                                                                           326,089
   11,600       Wells Fargo & Co.                                                                                           341,968
                                                                                                                     --------------
                                                                                                                          1,017,107
                                                                                                                     --------------

                BEVERAGES:                                                                                  2.10%
    6,400       Pepsico, Inc.                                                                                               350,528
                                                                                                                     --------------

                COMPUTER AND PERIPHERALS:                                                                   2.02%
   20,700       Cisco Systems, Inc.*                                                                                        337,410
                                                                                                                     --------------

                COMPUTER SOFTWARE/SERVICES:                                                                 6.33%
   14,000       Infosys Technologies Limited-SP ADR                                                                         343,980
   18,000       Microsoft Corp.                                                                                             349,920
   10,000       SAP ADR                                                                                                     362,200
                                                                                                                     --------------
                                                                                                                          1,056,100
                                                                                                                     --------------

                DRUG AND MEDICAL:                                                                          10.84%
    6,900       Abbott Laboratories                                                                                         368,253
    5,900       Johnson & Johnson                                                                                           352,997
    7,400       Novartis AG                                                                                                 368,224
    4,800       Roche Holdings Ltd. ADR                                                                                     367,440
    8,800       Stryker Corp.                                                                                               351,560
                                                                                                                     --------------
                                                                                                                          1,808,474
                                                                                                                     --------------

                ELECTRONICS/EQUIPMENT:                                                                      4.13%
    9,600       Emerson Electric Co.                                                                                        351,456
   23,000       Intel Corp.                                                                                                 337,180
                                                                                                                     --------------
                                                                                                                            688,636
                                                                                                                     --------------

                FINANCIAL:                                                                                  4.06%
   21,000       Charles Schwab                                                                                              339,570
    8,600       State Street Corp.                                                                                          338,238
                                                                                                                     --------------
                                                                                                                            677,808
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                FOOD:                                                                                       6.33%
    6,000       Diageo PLC ADR                                                                                            $ 340,440
   13,000       Kraft Foods, Inc.                                                                                           349,050
    9,250       Nestle S.A. ADR                                                                                             367,225
                                                                                                                     --------------
                                                                                                                          1,056,715
                                                                                                                     --------------

                HOUSEHOLD:                                                                                  4.08%
    1,100       Kao Corporation ADR                                                                                         334,290
    5,600       Proctor & Gamble                                                                                            346,192
                                                                                                                     --------------
                                                                                                                            680,482
                                                                                                                     --------------

                MANUFACTURING:                                                                             10.39%
   13,000       Dupont EI                                                                                                   328,900
   10,700       Honeywell International, Inc.                                                                               351,281
    5,900       3M Co.                                                                                                      339,486
   14,000       Unilever NV                                                                                                 343,700
    6,900       United Technologies                                                                                         369,840
                                                                                                                     --------------
                                                                                                                          1,733,207
                                                                                                                     --------------

                MATERIALS:                                                                                  2.00%
    7,800       BHP Billiton Ltd. ADR                                                                                       334,620
                                                                                                                     --------------

                MULTI-MEDIA:                                                                                2.01%
   14,800       Walt Disney Co.                                                                                             335,812
                                                                                                                     --------------

                OIL:                                                                                       14.36%
    9,200       BASF AG - ADR                                                                                               361,652
    4,600       Chevron Corp.                                                                                               340,262
    6,500       Conocophillips                                                                                              336,700
    7,800       Encana Corp.                                                                                                362,544
    6,200       Royal Dutch Shell PLC                                                                                       328,228
    8,200       Schlumberger Ltd.                                                                                           347,106
    5,800       Total Fina ADR                                                                                              320,740
                                                                                                                     --------------
                                                                                                                          2,397,232
                                                                                                                     --------------

                RETAIL:                                                                                     4.09%
    6,300       Costco Wholesale                                                                                            330,750
    6,900       Nike, Inc. Class B                                                                                          351,900
                                                                                                                     --------------
                                                                                                                            682,650
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         6.00%
    6,500       China Telecom Ltd. ADR                                                                                      330,525



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                TELECOMMUNICATIONS (continued):
   13,000       Hutchison Whampoa ADR                                                                                     $ 327,730
   22,000       Nokia Corp. ADR                                                                                             343,200
                                                                                                                     --------------
                                                                                                                          1,001,455
                                                                                                                     --------------

                TRANSPORTATION:                                                                             4.21%
    5,400       FedEx Corporation                                                                                           346,410
   19,600       Johnson Controls, Inc.                                                                                      355,936
                                                                                                                     --------------
                                                                                                                            702,346
                                                                                                                     --------------

                UTILITIES:                                                                                  4.42%
    9,100       EON AG ADR                                                                                                  370,825
    7,300       FPL Group                                                                                                   367,409
                                                                                                                     --------------
                                                                                                                            738,234
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $16,469,765)                                                                        93.46%        15,598,816

                Other assets, net                                                                           6.54%         1,091,303
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 16,690,119

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.


See Notes to Financial Statements


CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


ASSETS
  Investments at value (identified cost of $16,469,765) (Note 1)                                                       $ 15,598,816
  Cash                                                                                                                    1,095,128
  Dividends receivable                                                                                                       24,867
  Interest receivable                                                                                                           865
  Prepaid expenses                                                                                                              897
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                         16,720,573
                                                                                                                     --------------

LIABILITIES
  Accrued management fees                                                                                                     2,536
  Accrued administration, transfer agent and accounting fees                                                                  6,574
  Accrued professional fees                                                                                                  18,772
  Accrued custody fees                                                                                                        1,295
  Other accrued expenses                                                                                                      1,277
                                                                                                                     --------------
                                                                                                                             30,454
    TOTAL LIABILITIES                                                                                                --------------

NET ASSETS                                                                                                             $ 16,690,119
                                                                                                                     ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 1,583,794 no par value shares of beneficial interest outstanding; 50,000,000           $ 19,531,523
    shares authorized
  Accumulated net investment income (loss)                                                                                   26,898
  Accumulated net realized gain (loss) on investments                                                                   (1,997,353)
  Net unrealized appreciation (depreciation) on investments                                                               (870,949)
                                                                                                                     --------------
  NET ASSETS                                                                                                           $ 16,690,119
                                                                                                                     ==============

NET ASSET VALUE PER SHARE
($16,690,119 / 1,583,794 shares outstanding)                                                                                $ 10.54
                                                                                                                     ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS


YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (Net of foreign tax withheld of $231)                                                                         $ 482,086
  Interest                                                                                                                   22,442
                                                                                                                     --------------
    Total investment income                                                                                                 504,528
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         201,736
  Accounting fees (Note 2)                                                                                                   15,000
  Custody fees                                                                                                                4,331
  Administrative services (Note 2)                                                                                           30,000
  Transfer agent fees (Note 2)                                                                                                6,000
  Professional fees                                                                                                          33,946
  Directors fees                                                                                                             15,092
  Compliance fees                                                                                                             5,538
  Shareholder services and reports (Note 2)                                                                                   5,034
  Miscellaneous                                                                                                              18,441
                                                                                                                     --------------
    Total expenses                                                                                                          335,118
  Management fee waivers (Note 2)                                                                                          (82,949)
                                                                                                                     --------------
    Net expenses                                                                                                            252,169
                                                                                                                     --------------
    Net investment income                                                                                                   252,359
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                             (1,853,721)
    Net increase (decrease) in unrealized appreciation/depreciation of investments                                      (5,867,388)
                                                                                                                     --------------
    Net realized and unrealized gain (loss)                                                                             (7,721,109)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                     $ (7,468,750)
                                                                                                                     ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED DECEMBER        YEAR ENDED
                                                                                              31, 2008         DECEMBER 31, 2007
                                                                                         --------------------  --------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                      $ 252,359             $ 194,746
  Net realized gain (loss) on investments                                                         (1,853,721)             1,853,262
  Change in net unrealized appreciation/depreciation on investments                               (5,867,388)             (197,783)
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from operations                                               (7,468,750)             1,850,225
                                                                                         --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                             (225,411)             (203,479)
  Net realized gains                                                                                 (18,875)           (1,969,336)
                                                                                         --------------------  --------------------
  Decrease in net assets from distributions                                                         (244,286)           (2,172,815)
                                                                                         --------------------  --------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                       4,003,889             6,053,639
  Distributions reinvested                                                                            244,287             2,172,816
  Shares redeemed                                                                                 (2,150,998)           (8,128,316)
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from capital share transactions                                 2,097,178                98,139
                                                                                         --------------------  --------------------

NET ASSETS
  Increase (decrease) during year                                                                 (5,615,858)             (224,451)
  Beginning of year                                                                                22,305,977            22,530,428
                                                                                         --------------------  --------------------
END OF YEAR (INCLUDING ACCUMULATED NET INCOME (LOSS) OF $26,898 AND $ -, RESPECTIVELY)           $ 16,690,119          $ 22,305,977
                                                                                         ====================  ====================


See Notes to Financial Statements


CSI EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
                                                                           YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------------------
                                               2008 (1)             2007               2006               2005             2004
                                            ---------------    ---------------    ---------------    ---------------    -----------

NET ASSET VALUE, BEGINNING OF YEAR              $ 15.68            $ 16.00            $ 13.74            $ 13.42            $ 12.36
                                            -----------        -----------        -----------        -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                     0.16               0.15               0.12               0.08               0.05
  Net realized and unrealized gain               (5.15)               1.22               2.34               0.58               1.27
    (loss) on investments                   -----------        -----------        -----------        -----------        -----------
  TOTAL FROM INVESTMENT ACTIVITIES               (4.99)               1.37               2.46               0.66               1.32
                                            -----------        -----------        -----------        -----------        -----------
DISTRIBUTIONS
  NET INVESTMENT INCOME                          (0.14)             (0.16)             (0.12)             (0.08)             (0.08)
  Net realized gain                              (0.01)             (1.53)             (0.03)             (0.26)             (0.18)
  Net return of capital                              --                 --             (0.05)                 --                 --
                                            -----------        -----------        -----------        -----------        -----------
  TOTAL DISTRIBUTIONS                            (0.15)             (1.69)             (0.20)             (0.34)             (0.26)
                                            -----------        -----------        -----------        -----------        -----------

NET ASSET VALUE, END OF YEAR                    $ 10.54            $ 15.68            $ 16.00            $ 13.74            $ 13.42
                                            ===========        ===========        ===========        ===========        ===========

TOTAL RETURN                                   (31.75%)              8.54%             17.91%              4.90%             10.64%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                1.25%              1.25%              1.25%              1.25%              1.25%
  Net investment income (loss)                    1.25%              0.86%              0.91%              0.70%              0.67%
Portfolio turnover rate                          20.67%             36.62%              6.07%             16.43%              8.91%
Net assets, end of period (000's)              $ 16,690           $ 22,306           $ 22,530           $ 15,732           $ 11,092

(A)Management fee waivers and
reimbursement of expenses reduced the
expense ratio and increased net
investment income ratio by 0.41% for
the year ended December 31, 2008, 0.33%
for the year ended December 31, 2007,
0.29% for the year ended December 31,
2006, 0.53% for the year ended December
31, 2005 and 0.71% for the year ended
December 31, 2004.

(B)Expense ratio- net reflects the
effect of the management fee waivers
and reimbursement of expenses.

(1)Per share amounts calculated using
the average share method.



See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2008
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of December 31, 2008:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                 $ 15,598,816
Level 2- Other Significant Observable Inputs                                                                                     --
Level 3- Significant Unobservable Inputs                                                                                         --
                                                                                                           ------------------------
Total                                                                                                                  $ 15,598,816
                                                                                                           ========================


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed by management.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statement. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At December 31, 2008, four previous tax years are open: December 31, 2005-December 31, 2008. The Fund has no examinations in progress. The Fund reviewed the year ended December 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of December 31, 2008, the Fund decreased accumulated net investment income by $50 and decreased accumulated net realized loss on investments by $50.

NOTE 2 - INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the year ended December 31, 2008, CSI earned $201,736 in advisory fees, of which $82,949 was waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $75,000,000 of average daily net assets and 0.07% on assets in excess of $75,000,000 with a minimum of $30,000. CSS earned and received $30,000 for its services for the year ended December 31, 2008. Additionally, the Fund compensates CSS for certain shareholder servicing on an hourly rate basis. CSS received $120 of the $5,034 in shareholder services and reports fees for hourly services provided to the Fund.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2008. For the year ended December 31, 2008, the Advisor waived fees of $82,949.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2008 was $211,834 and expires as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

2009                                                                                                                         54,539
2010                                                                                                                         74,346
2011                                                                                                                         82,949
                                                                                                                     --------------
                                                                                                                          $ 211,834
                                                                                                                     ==============


     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned and received $6,000 for its services for the year ended December 31, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned and received $15,000 for its services for the year ended December 31, 2008.
     Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2008, were $5,935,925 and $3,787,120, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                                                                                 Year ended              Year ended
                                                                                          December 31, 2008       December 31, 2007
                                                                                       --------------------  ----------------------

Ordinary income distribution                                                                      $ 225,411               $ 261,651
Long term capital gain distribution                                                                  18,875               1,911,164
                                                                                       --------------------  ----------------------
                                                                                                  $ 244,286             $ 2,172,815
                                                                                       ====================  ======================


     As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                                                                                                         Year ended
                                                                                                                  December 31, 2008
                                                                                                           ------------------------

Accumulated net investment income (loss)                                                                                   $ 26,898
Accumulated net realized gain (loss) on investments                                                                     (1,439,884)
Net unrealized appreciation (depreciation) on investments                                                                 (870,949)
Post-October loss*                                                                                                        (557,469)
                                                                                                           ------------------------
                                                                                                                      $ (2,841,404)
                                                                                                           ========================


     *Under the current tax law, net capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year.

     As of December 31, 2008, the Fund had a capital loss carryforward of $1,439,884, which will expire in 2016. To the extent the Fund realizes future net capital gains, those gains will be offset by the unused capital loss carryforward.

     The components of distributable earnings on a book and tax basis is primarily related to the tax deferral of post-October losses on investments.

     Cost for Federal income tax purpose is $16,469,765 and net unrealized appreciation (depreciation) consists of:


Gross unrealized appreciation                                                                                           $ 1,283,607

Gross unrealized depreciation                                                                                           (2,154,556)
                                                                                                             ----------------------
Net unrealized appreciation (depreciation)                                                                              $ (870,949)
                                                                                                             ======================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the fund were:


                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2008                DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                300,042     $ 4,003,889          360,685     $ 6,053,639
Shares reinvested                                                           23,973         244,287          138,132       2,172,816
Shares redeemed                                                          (162,905)     (2,150,998)        (484,389)     (8,128,316)
                                                                    --------------  --------------   --------------  --------------
Net increase                                                               161,110     $ 2,097,178           14,428        $ 98,139
                                                                    ==============  ==============   ==============  ==============


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WORLD INSURANCE TRUST
RICHMOND, VIRGINIA

We have audited the accompanying statement of assets and liabilities of the CSI Equity Portfolio, a series of The World Insurance Trust, (the "Trust"), including the schedule of investments as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Portfolio Fund as of December 31, 2008, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2009

SUPPLEMENTAL INFORMATION (UNAUDITED)
WORLD INSURANCE TRUST
(THE "COMPANY")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 527-9525.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST 5    OTHER
BORN                      WITH COMPANY AND     IN COMPANY           YEARS                                        DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          TRUSTEES AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED DIRECTORS:
* John Pasco, III         Chairman,            1                    Treasurer and                                 The World Funds
(1)                       Trustee and                               Director of                                   Inc. - 8 Funds
8730 Stony Point          President since                           Commonwealth
Parkway                   March, 2002                               Shareholder
Suite 205                                                           Services, Inc.
Richmond, VA                                                        ("CSS"), the
23235                                                               Company's
(1945)                                                              Administrator,
                                                                    since 1985;
                                                                    President and
                                                                    Director of First
                                                                    Dominion Capital
                                                                    Corp. ("FDCC"),
                                                                    the Company's
                                                                    underwriter,and
                                                                    President and
                                                                    Director of
                                                                    Commonwealth Fund
                                                                    Services, Inc.,
                                                                    the Company's
                                                                    Transfer and
                                                                    Disbursing Agent
                                                                    since 1987;
                                                                    President and
                                                                    Treasurer of
                                                                    Commonwealth
                                                                    Capital
                                                                    Management, Inc.
                                                                    since 1983 ;
                                                                    President of
                                                                    Commonwealth
                                                                    Capital
                                                                    Management, LLC,
                                                                    since 1984;
                                                                    President and
                                                                    Director of
                                                                    Commonwealth Fund
                                                                    Accounting, Inc.,
                                                                    which provides
                                                                    bookkeeping
                                                                    services to the
                                                                    Company, and
                                                                    Chairman and Trustee
                                                                    of The World
                                                                    Insurance Trust,
                                                                    a registered
                                                                    investment
                                                                    company, since
                                                                    May, 2002;
                                                                    Mr. Pasco is a
                                                                    certified public
                                                                    accountant.


NON-INTERESTED TRUSTEES:

Samuel Boyd, Jr.              Trustee since                    1     Retired. Manager of the Customer Services     The World Funds,
8730 Stony Point                 April 2002                          Operations and Accounting Division of the      Inc.- 10 Funds;
Parkway Suite 205                                                          Potomac Electric Power Company from       Satuit Capital
Richmond, VA 23235                                                   August, 1978 until April, 2005; a Trustee    Management Trust-
(1940)                                                                  of World Insurance Trust, a registered              2 Funds
                                                                        investment company, since May, 2002; a
                                                                          Trustee of Satuit Capital Management
                                                                       Trust, a registered investment company,
                                                                         since October, 2002; and a Trustee of
                                                                     Janus Advisors Series Trust, a registered
                                                                        investment company, from 2003 to 2005.
William E. Poist              Trustee since                    1      Financial and Tax Consultant through his     The World Funds,
8730 Stony Point                 April 2002                                     firm Management Consulting for      Inc.- 10 Funds;
Parkway Suite 205                                                       Professionals since 1974; a Trustee of       Satuit Capital
Richmond, VA 23235                                                          Satuit Capital Management Trust, a     Management Trust
(1939)                                                                    registered investment company, since            - 2 Funds
                                                                        November, 2003; and a Trustee of World
                                                                      Insurance Trust, a registered investment
                                                                        company, since May, 2002. Mr. Poist is
                                                                           also a certified public accountant.
Paul M. Dickinson             Trustee since                    1        President of Alfred J. Dickinson, Inc.     The World Funds,
8730 Stony Point                 April 2002                           Realtors since April, 1971; a Trustee of     Inc. - 10 Funds;
Parkway Suite 205                                                           Satuit Capital Management Trust, a       Satuit Capital
Richmond, VA 23235                                                        registered investment company, since     Management Trust
(1947)                                                                    November, 2003; and Trustee of World            - 2 Funds
                                                                      Insurance Trust, a registered investment
                                                                                     company, since May, 2002.


NON-INTERESTED TRUSTEES:

*Joseph F. Mastoloni             First Vice                  N/A          Compliance Officer of Vontobel Asset                  N/A
(2)                         President/Chief                          Management, Inc., a registered investment
450 Park Avenue                  Compliance                           advisor since May 1994 and was appointed
New York, NY 10022               Officer of                                    as Vice President in July 1999.
(1964)                       Vontobel Asset
                           Management, Inc.


OFFICERS:

*Leland H. Faust           President of the                  N/A          President of CSI Capital Management,                  N/A
600 California Street       CSI Equity Fund                             Inc., a registered investment adviser,
18th Floor                     series since                                since 1978. Partner in the law firm
San Francisco, CA             October, 1997                              Taylor & Faust since September, 1975.
94108
(1946)

*Karen M. Shupe             Secretary since                  N/A                   Executive Vice President of                  N/A
8730 Stony Point                   2005 and                                     Administration and Accounting,
Parkway, Suite 205          Treasurer since                            Commonwealth Shareholder Services, Inc.
Richmond, VA 23235                     2006                           since 2003; Financial Reporting Manager,
(1964)                                                                Commonwealth Shareholder Services, Inc.,
                                                                                            from 2001 to 2003.
*David D. Jones, Esq.      Chief Compliance                  N/A       Co-founder and Managing Member of Drake                  N/A
230 Spring Hills Drive              Officer                            Compliance (compliance consulting), LLC
Suite 340                                                                  since 2004; founder and controlling
Spring, TX 77380                                                       shareholder of David Jones & Associates
(1957)                                                                    (law firm) since 1998; President and
                                                                       Chief Executive Officer of Citco Mutual
                                                                        Fund Services, Inc. from 2001 to 2003.


(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns FDCC, the principal underwriter of the Company; and (3) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company's Transfer and Disbursing Agent.

(2) Mr. Mastoloni is considered to be an "interested person" of another registered investment company that has the same principal underwriter as the Company, because he is an employee of the sub-adviser to such other registered investment company.

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on November 19, 2008 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Fund, and CSI Capital Management, Inc. (the "Adviser").

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and re-approve the existing Advisory Agreement after its initial two-year term:
(i) by the vote of the Board or by a vote of the shareholders of the Fund; and
(ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year. In approving the Advisory Agreement, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by the Adviser

The Board reviewed the services that the Adviser provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Adviser in managing the Fund. Additionally, a representative from the Adviser joined the Meeting and provided the Board with a presentation regarding the Adviser's history, track record and personnel. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Adviser's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

Investment Performance of the Fund and the Adviser

The Board, using written materials provided by the Adviser and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods. In particular, the Board noted that the Fund's performance was generally positive in comparison to its peer group and benchmark index, and concluded that it was satisfied with the investment performance of the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Board reviewed a report of the advisory fee paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Board considered the information provided and concluded that such profits were not excessive. The Board also discussed the Adviser's financial condition with the Adviser representative at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of the Fund and appeared reasonable in light of the services rendered. The Board also considered the Adviser's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Other Considerations

The Board also determined that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser's expense limitation and fee waiver arrangement with the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 C California Street, 18th Floor
San Francisco, California 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

                         ANNUAL REPORT TO SHAREHOLDERS

                              CSI EQUITY PORTFOLIO

                     A series of The World Insurance Trust
                         A "Series" Investment Company


                      FOR THE YEAR ENDED DECEMBER 31, 2008

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,500 for 2008 and $12,000 for 2007.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2008 and $3,000 for 2007.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2007.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 12, 2009



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:          /s/ John Pasco, III
                                    ----------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:              March 12, 2009


By (Signature and Title)*:          /s/Karen Shupe
                                    --------------------
                                    Karen Shupe, Chief Financial Officer
                                    (principal financial officer)

Date:              March 12, 2009


     * Print the name and title of each signing officer under his or her signature.